Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727	$ 30,968	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223	26,991
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100	26,839	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans (carrying value)	123	152	728
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	2,533	1,395
60.01-80%	8,583	4,149
80.01-100%	10,454	9,637
100.01-120%	4,744	8,177
Greater than 120%	3,286	10,027
No LTV/CLTV Available	10	22
Total consumer PCI loans (adjusted unpaid principal balance)	29,610	33,407
Purchased Credit Impaired Loans (carrying value)	24,223	26,991
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	2,501	1,374
60.01-80%	8,541	4,119
80.01-100%	10,366	9,576
100.01-120%	4,677	8,084
Greater than 120%	3,232	9,889
No LTV/CLTV Available	9	20
Total consumer PCI loans (adjusted unpaid principal balance)	29,326	33,062
Purchased Credit Impaired Loans (carrying value)	24,100	26,839
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	32	21
60.01-80%	42	30
80.01-100%	88	61
100.01-120%	67	93
Greater than 120%	54	138
No LTV/CLTV Available	1	2
Total consumer PCI loans (adjusted unpaid principal balance)	284	345
Purchased Credit Impaired Loans (carrying value)	$ 123	$ 152